Cover	Mar. 07, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity File Number	1-6458
Entity Registrant Name	DEERE JOHN CAPITAL CORP
Entity Central Index Key	0000027673
Entity Tax Identification Number	36-2386361
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10587 Double R Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	775
Local Phone Number	786-5527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Senior Notes 2. 75 Percent Due 2022 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.75% Senior Notes Due 2022
Trading Symbol	JDCC/22
Security Exchange Name	NYSE
Senior Notes 2. 00 Percent Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.00% Senior Notes Due 2031
Trading Symbol	JDCC31
Security Exchange Name	NYSE